Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2012	Feb. 14, 2013
Document And Entity Information
Entity Registrant Name	Berkshire Homes, Inc.
Entity Central Index Key	0001505124
Document Type	POS AM
Document Period End Date	Nov 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		4,510,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

BALANCE SHEETS (USD $)	Nov. 30, 2012	Nov. 30, 2011
ASSETS
Prepaid expenses		$ 7,338
Total current assets		7,338
Total assets	0	7,338
LIABILITIES AND STOCKHOLDERS' EQUITY DEFICIT
Accounts payable and accrued interest	551,479	505,148
Accounts payable - related party	3,989	10,349
Due to related party	275	275
Promissory notes	400,000
Total current liabilities	955,743	515,772
Total liabilities	955,743	515,772
Stockholders' Deficit
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value, 500,000,000 shares authorized; 4,510,000 shares issued and outstanding	451	451
Additional paid-in-capital	23,149	23,149
Deficit accumulated during the development stage	(979,343)	(532,034)
Total stockholders' deficit	(955,743)	(508,434)
Total liabilities and stockholders' deficit	$ 0	$ 7,338

BALANCE SHEETS (Parenthetical) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Balance Sheets Parenthetical
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	20,000,000	20,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	500,000,000	500,000,000
Common stock, issued shares	4,510,000	4,510,000
Common stock, outstanding shares	4,510,000	4,510,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		30 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Statements Of Operations
REVENUES		$ 22,000	$ 22,000
OPERATING EXPENSES
Consulting fees	84,419	469,503	553,922
General and administrative	86,093	42,796	129,509
Professional fees	68,338	18,518	86,856
Management fees	165,304	20,472	185,776
Bad debt expense		2,125	2,125
Total Operating Expenses	404,154	553,414	958,188
OPRATING LOSS	(404,154)	(531,414)	(936,188)
Other Expense
Interest expense	(43,155)		(43,155)
Total Other Expense	(43,155)		(43,155)
NET LOSS	$ (447,309)	$ (531,414)	$ (979,343)
PER SHARE DATA
Loss per common share - basic and diluted	$ (0.1)	$ (0.12)
Weighted average number of common shares outstanding-basic	4,510,000	4,510,000

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Deficit accumulated During development stage	Total
Beginning Balance, Amount at Jun. 01, 2010
Beginning Balance, Shares at Jun. 01, 2010
Common shares issued for cash at $0.001, Shares	3,000,000
Common shares issued for cash at $0.001, Amount	300	2,700		3,000
Common shares issued for cash at $0.01, Shares	960,000
Common shares issued for cash at $0.01, Amount	96	9,504		9,600
Common shares issued for cash at $0.02, Shares	550,000
Common shares issued for cash at $0.02, Amount	55	10,945		11,000
Net loss			(620)	(620)
Ending Balance, Amount at Nov. 30, 2010	451	23,149	(620)	22,980
Ending Balance, Shares at Nov. 30, 2010	4,510,000
Net loss			(531,414)	(531,414)
Ending Balance, Amount at Nov. 30, 2011	451	23,149	(532,034)	(508,434)
Ending Balance, Shares at Nov. 30, 2011	4,510,000
Net loss			(447,309)	(447,309)
Ending Balance, Amount at Nov. 30, 2012	$ 451	$ 23,149	$ (979,343)	$ (955,743)
Ending Balance, Shares at Nov. 30, 2012	4,510,000

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		30 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
OPERATING ACTIVITIES
Net loss	$ (447,309)	$ (531,414)	$ (979,343)
Prepaid expenses	7,338	(7,338)
Accounts payable and accrued interest	46,331	505,149	551,480
Accounts payable - related party	(6,360)	10,349	3,989
Net cash used in operating activities	(400,000)	(23,254)	(423,874)
FINANCING ACTIVITIES
Loans from related parties			274
Issuance of promissory notes	400,000		400,000
Sale of common stock			23,600
Net cash provided by financing activities	400,000		423,874
Net change in cash and equivalents		(23,254)
Cash and equivalents at beginning of the period		23,254
Cash and equivalents at end of the period
Supplemental cash flow information:
Cash paid for Interest
Cash paid for Taxes

NATURE OF OPERATIONS AND CONTINUANCE OF BUSINESS	12 Months Ended
Nov. 30, 2012
Nature Of Operations And Continuance Of Business
Note 1. NATURE OF OPERATIONS AND CONTINUANCE OF BUSINESS

Organization and Description of Business

Berkshire Homes, Inc. (formerly Indigo International, Corp., the “Company”) was incorporated under the laws of the State of Nevada, U.S. on June 2, 2010.  The Company is in the development stage as defined under Statement on Financial Accounting Standards Accounting Standards Codification FASB ASC 915-205 "Development-Stage Entities.”

The Company operated an agricultural consulting business until November 16, 2012 when upon change of management the Company changed its business focus to acquisition, rehabilitation and sale or lease of distressed residential real estate in the United States.

Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has a working capital deficit of $955,743 as of November 30, 2012 and has incurred losses since inception resulting in an accumulated deficit of $979,343 as of November 30, 2012. Further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.  Management intends to finance operating costs over the next twelve months with loans and/or private placement of common stock. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2012
Summary Of Significant Accounting Policies
Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a) Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in US dollars. The Company’s fiscal year-end is November 30.

b) Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to donated expenses and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

c) Earnings (Loss) Per Share

The Company computes earnings (loss) per share in accordance with ASC260, "Earnings per Share". ASC260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

d) Comprehensive Loss

ASC220, “Comprehensive Income,” establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at November 30, 2012 and 2011, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

e) Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less at the time of purchase to be cash equivalents.

f) Financial Instruments

The Company’s financial instruments as defined by FASB ASC 825-10-50 include cash, accounts payable and accrued interest, accounts payable to related parties, due to related party and promissory notes. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at November 30, 2012.

The Company does not have any assets or liabilities measured at fair market value on a recurring basis at November 30, 2012 and 2011. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the years ended November 30, 2012 and 2011.

Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

g) Revenue Recognition

The Company recognizes revenue when there is a persuasive evidence of an arrangement, the amount of fees to be paid by the customer is fixed or determinable, products are fully delivered or services have been provided and collection is reasonably assured.

h) Income Taxes

The Company accounts for income taxes under FASB ASC 740 “Income Taxes”. Under the assets and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not the Company will not realize tax assets through future operations.

i) Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Occasional transactions may occur in other currencies and management has adopted ASC 830, “Foreign Currency Matters”. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

j) Newly Adopted Accounting Pronouncements

The Company’s management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

COMMON STOCK	12 Months Ended
Nov. 30, 2012
CommonStock
Note 3. COMMON STOCK

From inception through November 30, 2012, the Company has issued an aggregate of 4,510,000 common shares for cash proceeds of $23,600.

On January 11, 2013, the Company amended and restated its Articles of Incorporation and increased the Company’s authorized capital stock from 75,000,000 shares of Common Stock at par value of $0.001 per share and no Preferred Stock to 500,000,000 shares of Common Stock at par value of $0.0001 per share and 20,000,000 shares of “blank-check” Preferred Stock at par value of $0.0001 par value per share.

The financial statements herein have been retroactively restated to reflect the amended par value of Common Stock.

RELATED PARTY TRANSATIONS AND BALANCES	12 Months Ended
Nov. 30, 2012
Related Party Transations And Balances
NOTE 4. RELATED PARTY TRANSATIONS AND BALANCES

During the years ended November 30, 2012 and 2011, the Company incurred management fees of $165,304 and $20,472, respectively to the former sole director and officer of the Company who resigned during the year ended November 30, 2012.

During the year ended November 30, 2012, the sole director and officer of the Company made payments of $3,989 on behalf of the Company which is outstanding and recorded as accounts payable to related party at November 30, 2012.

A former director of the Company loaned $275 to the Company on June 2, 2010. The amount was outstanding at November 30, 2012.

The amounts due to related parties are due on demand, non-interest bearing and unsecured.

PROMISSORY NOTES	12 Months Ended
Nov. 30, 2012
Promissory Notes
NOTE 5. PROMISSORY NOTES

During the year ended November 30, 2012, the Company issued three promissory notes for total proceeds of $400,000 at an interest rate of 16% per annum. All three promissory notes are unsecured and payable on demand. During the year ended November 30, 2012, the Company recorded interest expense of $43,155 on the three promissory notes.

INCOME TAXES	12 Months Ended
Nov. 30, 2012
Income Taxes
Note 6. INCOME TAXES

The company adopted the provision of ASC740, “Accounting for Income Taxes”. Pursuant to ASC740 the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in the financial statements because the Company cannot be assured that it is more likely that not that it will utilize the net operating losses carried forward in future years.

The components of the net deferred tax asset at November 30, 2012 and 2011, the statutory tax rate, the effective tax rate and the elected amount of the valuation allowance are listed below:

	2012	2011
Deferred tax assets:
Net operating loss carry forward	$979,343	$532,034
Total deferred tax assets	342,770	186,212
Less: valuation allowance	(342,770)	(186,212)
Net deferred tax assets	$-	$-

The cumulative net operating loss carryforward is approximately $979,343 as of November 30, 2012 and it will begin to expire in the year 2030. The valuation allowance for deferred tax assets as of November 30, 2012 was $342,770. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of November 30, 2012.

Reconciliation between the statutory rate and the effective tax rate is as follows at November 30, 2012 and 2011:

	2012	2011

Federal statutory tax rate	(35.0)%	(35.0)%
Permanent difference and other	35.0%	35.0%
Effective tax rate	-%	-%

SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2012
Subsequent Events
Note 7. SUBSEQUENT EVENTS

On January 11, 2013, the Company amended and restated its Articles of Incorporation to increase its authorized capital stock and amend the par value of its common stock (see Note 3) and amended and restated its bylaws.

On February 4, 2013, the Company sold a promissory note for gross proceeds of $100,000 at an interest rate of 16% per annum, which is unsecured and payable on demand.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Nov. 30, 2012
Summary Of Significant Accounting Policies Policies
Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in US dollars. The Company’s fiscal year-end is November 30.

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to donated expenses and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Earnings (Loss) Per Share

The Company computes earnings (loss) per share in accordance with ASC260, "Earnings per Share". ASC260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Comprehensive Loss

ASC220, “Comprehensive Income,” establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at November 30, 2012 and 2011, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

Cash and Cash Equivalents	The Company considers all highly liquid instruments with an original maturity of three months or less at the time of purchase to be cash equivalents.
Financial Instruments

The Company’s financial instruments as defined by FASB ASC 825-10-50 include cash, accounts payable and accrued interest, accounts payable to related parties, due to related party and promissory notes. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at November 30, 2012.

The Company does not have any assets or liabilities measured at fair market value on a recurring basis at November 30, 2012 and 2011. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the years ended November 30, 2012 and 2011.

Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Revenue Recognition

The Company recognizes revenue when there is a persuasive evidence of an arrangement, the amount of fees to be paid by the customer is fixed or determinable, products are fully delivered or services have been provided and collection is reasonably assured.

Income Taxes

The Company accounts for income taxes under FASB ASC 740 “Income Taxes”. Under the assets and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not the Company will not realize tax assets through future operations.

Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Occasional transactions may occur in other currencies and management has adopted ASC 830, “Foreign Currency Matters”. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

Newly Adopted Accounting Pronouncements	The Company’s management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.
Organization and Description of Business

Berkshire Homes, Inc. (formerly Indigo International, Corp., the “Company”) was incorporated under the laws of the State of Nevada, U.S. on June 2, 2010.  The Company is in the development stage as defined under Statement on Financial Accounting Standards Accounting Standards Codification FASB ASC 915-205 "Development-Stage Entities.”

The Company operated an agricultural consulting business until November 16, 2012 when upon change of management the Company changed its business focus to acquisition, rehabilitation and sale or lease of distressed residential real estate in the United States.

Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has a working capital deficit of $955,743 as of November 30, 2012 and has incurred losses since inception resulting in an accumulated deficit of $979,343 as of November 30, 2012. Further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.  Management intends to finance operating costs over the next twelve months with loans and/or private placement of common stock. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2012
Income Taxes Tables
Components of the net deferred tax asset

	2012	2011
Deferred tax assets:
Net operating loss carry forward	$979,343	$532,034
Total deferred tax assets	342,770	186,212
Less: valuation allowance	(342,770)	(186,212)
Net deferred tax assets	$-	$-

Reconciliation between the statutory rate and the effective tax rate
	2012	2011

Federal statutory tax rate	(35.0)%	(35.0)%
Permanent difference and other	35.0%	35.0%
Effective tax rate	-%	-%

NATURE OF OPERATIONS AND CONTINUANCE OF BUSINESS (Details Narrative) (USD $)	Nov. 30, 2012
Nature Of Operations And Continuance Of Business Details Narrative
Working capital deficit	$ 955,743
Accumulated deficit	$ 979,343

COMMON STOCK (Details Narrative) (USD $)	12 Months Ended		30 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Cash proceeds from common shares issuance			$ 23,600
Common Stock
Issuance of common shares			4,510,000
Cash proceeds from common shares issuance			$ 23,600

RELATED PARTY TRANSATIONS AND BALANCES (Details Narrative) (USD $)	12 Months Ended		30 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Related Party Transations And Balances Details Narrative
Incurred management fees	$ 165,304	$ 20,472	$ 185,776
Payment to sole director and officer	3,989
Management fees due	$ 275		$ 275

PROMISSORY NOTES (Details Narrative) (USD $)	12 Months Ended	30 Months Ended
	Nov. 30, 2012	Nov. 30, 2012
Promissory Notes Details Narrative
Issuance of promissory notes	$ 400,000	$ 400,000
Interest expense	$ 43,155	$ 43,155
Interest rate on notes payable	16.00%

INCOME TAXES (Details) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Deferred tax assets:
Net operating loss carry forward	$ 979,343	$ 532,034
Total deferred tax assets	342,770	186,212
Less: valuation allowance	(342,770)	(186,212)
Net deferred tax assets

INCOME TAXES (Details 1)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Income Taxes Details 1
Federal statutory tax rate	(35.00%)	(35.00%)
Permanent difference and other	35.00%	35.00%
Effective tax rate

INCOME TAXES (Details Narrative) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Income Taxes Details Narrative
Net operating loss carryforward	$ 979,343	$ 532,034
Net operating loss carryforward expiration year	2030
Valuation allowance	$ 342,770	$ 186,212